Schedule of right-of-use assets and lease liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
Total right-of-use assets	$ 199,064	$ 349,240
Total operating lease	186,554	171,909
Total non-current operating lease		$ 156,647